Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (18,431)	$ (16,746)	$ (17,242)
Shares issued in lieu of directors fees, bonus and expenses	1,344	1,613	525
Shares issued in lieu of consultancy fees		1,788
Share based payment – restricted stock	1,948	910
Share based payment – options	1,250	1,656	1,773
Options forfeited during the year	(109)	(227)	(39)
Fair value (Gain)/loss on investment, net	(1,752)	1,760	402
Write back of bad debt	(166)
(Gain)/loss on disposal of assets		1
Depreciation	12	12	7
(Gain)/ loss on foreign exchange	(152)	158	1,519
Depreciation of right-of-use asset	222	112	89
Cash (outflow)/inflow from taxation	(75)	8,784
Interest on related party loan conversion		(795)	(1,150)
Net (increase) in related party receivables	(378)	(1,469)	(1,524)
Net (decrease)/increase in related party payables
Net (increase)/decrease in operating assets/other receivables	(314)	78	80
Net increase/(decrease) in operating liabilities /other liabilities	3,224	839	(138)
Net increase/(decrease) in deferred revenue	530
Net cash used in operating activities	(12,847)	(1,526)	(15,698)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Fixed Assets	(21)	(19)
Investment in Related Party			(1,000)
Sale of Okyo Shares	3,064
Purchase of Treasury Shares		(52)	(253)
Net cash used in Investing activities	3,043	(71)	(1,253)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares – ATM, net	10,059	124	24
Proceeds from issuance of ordinary shares – Fundraise, net		4,447
Proceeds from the issuance of warrants	48		135
Repayment of leasing liabilities	(196)	(141)	(119)
Proceeds of Exercise of options	95	75
Net cash (used in)/provided by financing activities	10,006	4,505	40
Net increase/(decrease) in cash and cash equivalents	202	2,908	(16,911)
Cash and cash equivalent, beginning of year	3,724	1,183	18,122
Exchange difference on cash and cash equivalents	84	(367)	(28)
Cash and cash equivalent, end of year	$ 4,010	$ 3,724	$ 1,183